Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Administrative Expenses [Abstract]
Schedule of administrative expenses
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

General administrative expenses	160,032	142,848	124,896
Maintenance and repair of property, plant and equipment	22,157	20,300	19,214
Short term leases contracts	3,844	1,625	4,177
Insurance payments	5,133	5,064	3,848
Office supplies	4,285	4,774	5,126
IT and communication expenses	80,965	68,436	52,017
Heating, and other utilities	4,213	5,455	2,848
Security and valuables transport services	13,490	12,365	12,187
Representation and personnel travel expenses	2,723	2,375	4,109
Judicial and notarial expenses	915	860	1,277
Fees for technical reports and auditing	5,462	8,460	7,643
Other general administrative expenses	16,845	13,134	12,450
Outsourced services	74,316	72,513	71,572
Data processing	36,250	38,032	31,921
Archive services	3,497	2,619	3,518
Valuation services	3,069	3,208	3,644
Outsourcing	6,361	6,177	10,139
Other	25,139	22,477	22,350
Board expenses	1,539	1,517	1,356
Marketing expenses	26,321	16,791	20,891
Taxes, payroll taxes, and contributions	17,926	16,781	14,897
Real estate taxes	1,893	2,214	1,954
Patents	2,289	2,135	1,913
Other taxes	5	5	5
Contributions to FMC	13,739	12,427	11,025
Total	280,134	250,450	233,612